Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Allowance for Credit Losses
Changes in the liability for credit services losses are as follows (in thousands):

	Year Ended December 31,
	2013	2012	2011
Balance at beginning of year	$669	$765	$943
Provision for credit losses under letters of credit	9,899	11,222	10,418
Amounts paid to Independent Lender under letters of credit, net of recoveries from customers	(9,988)	(11,318)	(10,596)
Balance at end of year	$580	$669	$765

Schedule of Calculation of Numerator and Denominator in EPS
The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Year Ended December 31,
	2013	2012	2011
Numerator:
Income from continuing operations for calculating basic and diluted earnings per share	$84,479	$80,862	$70,137
Income (loss) from discontinued operations	(633)	(503)	7,645
Net income for calculating basic and diluted earnings per share	$83,846	$80,359	$77,782

Denominator:
Weighted-average common shares for calculating basic earnings per share	29,079	28,912	30,706
Effect of dilutive securities:
Stock options, warrants and nonvested awards	495	801	792
Weighted-average common shares for calculating diluted earnings per share	29,574	29,713	31,498

Basic earnings per share:
Income from continuing operations	$2.91	$2.80	$2.29
Income (loss) from discontinued operations	(0.02)	(0.02)	0.24
Net income per basic share	$2.89	$2.78	$2.53

Diluted earnings per share:
Income from continuing operations	$2.86	$2.72	$2.23
Income (loss) from discontinued operations	(0.02)	(0.02)	0.24
Net income per diluted share	$2.84	$2.70	$2.47